Leases	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Leases

9. Leases

During 2018, the Company renewed a lease for office and warehouse space that became effective upon the termination of the original lease term on January 31, 2018. The term of the lease renewal was 36 months and contained an option to renew for an additional 24 months. In September 2020, the Company exercised this option. In March, 2022, the Company entered into an amendment to the lease which extended the lease term till January 2026. In addition, the Company maintains a fleet of vehicles under lease with terms ranging from 48 to 60 months and with lease expiration dates ranging from April 2021 to June 2026.

Future minimum lease payments are as follows:

Three months ending December 31, 2022	$228
Fiscal year:
2023	987
2024	937
2025	852
2026	183
$3,187

The Company incurred rent expense of $359 and $1,050 for the three and nine months ended September 30, 2022, respectively. The Company incurred rent expense of $201 and $604 for the three and nine months ended September 30, 2021,respectively.